Accounts receivable	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable
Accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2019 and December 31, 2018:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Scorpio MR Pool Limited	$30,800	$33,288
Scorpio LR2 Pool Limited	13,720	24,563
Scorpio LR1 Pool Limited	3,895	3,705
Scorpio Handymax Tanker Pool Limited	3,785	4,559
Scorpio Aframax Pool Limited	—	63
SCM	1,220	2,511
Receivables from the related parties	53,420	68,689

Insurance receivables	1,499	204
Freight and time charter receivables	237	22
Receivables from Navig8 Group Pools	72	17
Other receivables	1,241	786
	$56,469	$69,718

Scorpio MR Pool Limited, Scorpio LR2 Pool Limited, Scorpio Handymax Tanker Pool Limited, Scorpio LR1 Pool Limited and Scorpio Aframax Pool Limited or the Scorpio Pools, are related parties, as described in Note 11. Amounts due from the Scorpio Pools relate to income receivables and receivables for working capital contributions which are expected to be collected within one year.
Receivables from SCM primarily represent amounts due from the agreement to reimburse a portion of the commissions that SCM charges the Company’s vessels (as described in Note 11) to effectively reduce such commissions to 0.85% of gross revenue per charter fixture. This agreement was effective from September 1, 2018 and ended on June 1, 2019 and the amount due at June 30, 2019, represents the reimbursement earned from April 1, 2019 through June 1, 2019.
Insurance receivables primarily represent amounts collectible on our insurance policies in relation to vessel repairs.
Freight and time charter receivables represent amounts collectible from customers for our vessels operating on time charter or in the spot market.
Receivables from Navig8 Group Pools represent amounts due from the Navig8 LR8 and Alpha8 pools for certain vessels that were acquired from Navig8 Product Tankers Inc. or NPTI, which operated in such pools during the year ended December 31, 2017.
We consider that the carrying amount of accounts receivable approximates their fair value due to the short maturity thereof. Accounts receivable are non-interest bearing. At June 30, 2019 and December 31, 2018, no material receivable balances were either past due or impaired.